Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Lease and Purchase Obligation
—The Company leases offices under operating leases for its U.S. headquarters and international locations that expire at various dates through 2025. Under the lease agreements that contain escalating rent provisions, lease expense is recorded on a straight-line basis over the lease term. Rent expense for the year ended December 31, 2021 and 2020, was $1.8 million and $2.5 million, respectively. In addition, the Company has purchase obligations, which includes agreements and issued purchase orders containing non-cancelable payment
terms to purchase goods and services.
As of December 31, 2021, future minimum operating lease payments and purchase obligations are as follows (in thousands):

	Operating Leases	Purchase Obligations	Total Lease and Purchase Obligations
2022	$1,312	$11,505	$12,817
2023	1,339	308	1,647
2024	1,306	175	1,481
2025	207	—	207
Thereafter	—	—	—

Total	$4,164	$11,988	$16,152

Litigation
—The Company is named from time to time as a party to lawsuits and other types of legal proceedings and claims in the normal course of business. The Company accrues for contingencies when it believes that a loss is probable and that it can reasonably estimate the amount of any such loss and the Company has made an assessment of the probability of incurring any such losses and whether or not those losses are estimable.
On July 23, 2021, plaintiff William J. Brown, a former employee and a shareholder of Matterport, Inc. (now known as Matterport Operating, LLC) (“Legacy Matterport”), sued Legacy Matterport, Gores Holdings VI, Inc.
(now known as Matterport, Inc.), Maker Merger Sub Inc., Maker Merger Sub II, LLC, and Legacy Matterport directors R.J. Pittman, David Gausebeck, Matt Bell, Peter Hebert, Jason Krikorian, Carlos Kokron and Michael Gustafson (collectively, the “Defendants”) in the Court of Chancery of the State of Delaware. The plaintiff’s complaint claims that Defendants imposed invalid transfer restrictions on his shares of Matterport stock in connection with the merger transactions between Matterport, Inc. and Legacy Matterport (the “Transfer Restrictions”), and that Legacy Matterport’s board of directors violated their fiduciary duties in connection with a purportedly misleading letter of transmittal. The plaintiff is seeking damages and costs, as well as a declaration from the court that he may freely transfer his shares of Class A common stock of Matterport received in connection with the merger transactions. An expedited trial regarding the facial validity of the Transfer Restrictions took place from December
1-2,
2021. On January 11, 2022, the court issued a ruling that the Transfer Restrictions did not apply to the plaintiff. The opinion did not address the validity of the Transfer Restrictions. Matterport filed a notice of appeal of the court’s ruling on February 8, 2022. Separate proceedings regarding plaintiff’s remaining claims are pending.
On May 11, 2020, Redfin Corporation (“Redfin”) was served with a complaint by Appliance Computing, Inc. III, d/b/a Surefield (“Surefield”), filed in the United States District Court for the Western District of Texas, Waco Division. In the complaint, Surefield asserted that Redfin’s use of Matterport’s
3D-Walkthrough
technology infringes four of Surefield’s patents. Redfin has asserted defenses in the litigation that the asserted patents are invalid and not infringed. We have agreed to indemnify Redfin for the matter pursuant to our existing agreements with Redfin. The parties are vigorously defending this litigation. The case is tentatively set for trial in May 2022.
On January 29, 2021, Legacy Matterport received a voluntary request for information from the Division of Enforcement of the SEC relating to certain sales and repurchases of its securities in the secondary market. We believe we have complied fully with the request. We have not received any updates from the SEC as to the scope, duration or ultimate resolution of the investigation.
The Company monitors developments in these legal matters that could affect the any estimate if the Company had previously accrued. As of December 31, 2021 and 2020, there were no amounts accrued that the Company believes would be material to its financial position.
Indemnification
—In the ordinary course of business, the Company enters into certain agreements that provided for indemnification by the Company of varying scope and terms to customers, vendors, directors, officers, employees and other parties with respect to certain matters. Indemnification includes losses from breach of such agreements, services provided by the Company, or third-party intellectual property infringement claims. These indemnities may survive termination of the underlying agreement and the maximum potential amount of future indemnification payments, in some circumstances, are not subject to a cap. As of December 31, 2021, there were no known events or circumstances that have resulted in a material indemnification liability.